Share capital - Options outstanding (Details) - Stock options	6 Months Ended
	Jun. 30, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options outstanding	12,931,467	12,931,467
Number of options exercisable	9,672,268	9,672,268
Exercise price $ 0.30 CAD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.30
Weighted average contractual life	11 months 16 days
Number of options outstanding	1,327,273	1,327,273
Number of options exercisable	1,327,273	1,327,273
Exercise price $ 0.80 CAD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.80
Weighted average contractual life	1 year 5 months 12 days
Number of options outstanding	334,091	334,091
Number of options exercisable	334,091	334,091
Exercise price $ 2.00 CAD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.00
Weighted average contractual life	2 years 10 months 10 days
Number of options outstanding	85,104	85,104
Number of options exercisable	84,063	84,063
Exercise price $ 1.80 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.80
Weighted average contractual life	5 years 3 months 18 days
Number of options outstanding	120,000	120,000
Number of options exercisable	120,000	120,000
Exercise price $ 1.91 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.91
Weighted average contractual life	5 years 5 months 9 days
Number of options outstanding	4,930,000	4,930,000
Number of options exercisable	3,434,800	3,434,800
Exercise price $ 2.45 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.45
Weighted average contractual life	5 years 1 month 6 days
Number of options outstanding	1,250,000	1,250,000
Number of options exercisable	1,250,000	1,250,000
Exercise price $ 2.53 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.53
Weighted average contractual life	5 years 1 month 10 days
Number of options outstanding	131,818	131,818
Number of options exercisable	131,818	131,818
Exercise price $ 2.62 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.62
Weighted average contractual life	11 months 27 days
Number of options outstanding	700,000	700,000
Number of options exercisable	459,375	459,375
Exercise price $ 3.40 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.40
Weighted average contractual life	4 years 8 months 19 days
Number of options outstanding	1,035,000	1,035,000
Number of options exercisable	1,035,000	1,035,000
Exercise price $ 3.41 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.41
Weighted average contractual life	6 years 22 days
Number of options outstanding	1,271,978	1,271,978
Number of options exercisable	615,733	615,733
Exercise price $ 3.77 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.77
Weighted average contractual life	6 years 11 months 23 days
Number of options outstanding	245,000	245,000
Number of options exercisable	127,191	127,191
Exercise price $ 4.15 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 4.15
Weighted average contractual life	9 years 7 months 21 days
Number of options outstanding	805,000	805,000
Number of options exercisable	306,562	306,562
Exercise price $ 5.00 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 5.00
Weighted average contractual life	2 years 5 months 1 day
Number of options outstanding	193,629	193,629
Number of options exercisable	193,629	193,629
Exercise price $ 6.18 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 6.18
Weighted average contractual life	4 years 1 month 10 days
Number of options outstanding	25,000	25,000
Number of options exercisable	18,233	18,233
Exercise Price $7.23 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 7.23
Weighted average contractual life	6 years 6 months 15 days
Number of options outstanding	244,970	244,970
Number of options exercisable	89,970	89,970
Exercise Price $7.75 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 7.75
Weighted average contractual life	6 years 7 months 21 days
Number of options outstanding	110,000	110,000
Number of options exercisable	36,668	36,668
Exercise Price $9.60 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 9.60
Weighted average contractual life	3 years 6 months 7 days
Number of options outstanding	122,604	122,604
Number of options exercisable	107,862	107,862